Accounting for Warrant Liability (Details) - Schedule of changes in the fair value of warrant liabilities - USD ($)		12 Months Ended
	Jan. 14, 2021	Dec. 31, 2022	Dec. 31, 2021
Warrant Liabilities [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value measurement, beginning balance		$ 12,920,000
Fair value at inception of the warrants on January 14, 2021	21,949,000
Change in fair value		(12,453,000)	(9,029,000)
Fair value measurement, Ending balance		467,000	12,920,000
Public [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value measurement, beginning balance		8,300,000
Fair value at inception of the warrants on January 14, 2021	14,100,000
Change in fair value		(8,000)	(5,800,000)
Fair value measurement, Ending balance		300,000	8,300,000
Private Placement [Member]
Accounting for Warrant Liability (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value measurement, beginning balance		4,620,000
Fair value at inception of the warrants on January 14, 2021	$ 7,849,000
Change in fair value		(4,453,000)	(3,229,000)
Fair value measurement, Ending balance		$ 167,000	$ 4,620,000